Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

Note 18 — Income Taxes

During the three months ended March 31, 2021, the Company recorded no income tax benefits for the net operating losses incurred in the period due to its uncertainty of realizing a benefit from those items. All of the Company’s operating losses since inception have been generated in the United States.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception through March 31, 2021 and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Management reevaluates the positive and negative evidence at each reporting period. As of March 31, 2021 and December 31, 2020, no facts or circumstances arose that affected the Company’s determination as to the full valuation allowance established against the net deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of March 31, 2021 and December 31, 2020.

Note 21 — Income Taxes

The Company’s income tax expense consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current Income Tax Expense:
Federal	$—	$—	$—
State and local	10	11	3
Total Current Income Tax Expense	10	11	3
Deferred Income Tax Expense:
Federal	—	—	—
State and local	—	—	—
Total Income Tax Expense	$10	$11	$3

Deferred income taxes are recorded using enacted tax rates based upon differences between financial statement and tax bases of assets and liabilities. The significant components of the Company’s estimated deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred Tax Assets:
Net operating losses	$7,042	$5,881
Accrued expenses	109	—
Unearned premiums	466	—
Contract expense	332	262
Intangible assets	204	—
Other	406	809
Total deferred tax assets	8,559	6,952
Less: valuation allowance	(8,559)	(6,910)
Net Deferred Tax Assets	—	42
Deferred Tax Liabilities
Fixed assets	—	(42)
Total deferred tax liabilities	—	(42)
Net Deferred Tax Liabilities	—	(42)
Net Deferred Tax Assets/Liabilities	$—	$—

A valuation allowance has been established for all deferred tax assets because the Company has incurred cumulative losses in recent years and the Company has not determined that the net deferred tax assets are more likely than not to be realized. In future periods, if the Company determines it is more likely than not that the deferred tax assets will be realized, the valuation allowance may be reduced and an income tax benefit recorded. The following table presents the change in the deferred tax asset valuation allowance for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
January 1,	$6,910	$3,986	$2,008
Additions – Charged	1,649	2,924	1,731
Deductions – Charged	—	—	—
Other	—	—	247
December 31,	$8,559	$6,910	$3,986

As of December 31, 2020, the Company has Federal net operating loss carryforwards of approximately $29,200, of which $6,400 will expire at various dates from 2031 – 2038 and $22,800 will carryforward indefinitely but can only be used up to 80.00% of taxable income. The Company has state net operating loss carryforwards of approximately $22,100, which will expire at various dates from 2031 — 2038. Certain tax attributes of the net operating loss carryforwards may be subject to an annual limitation as a result of a change of ownership in prior years as defined under Internal Revenue Code Section 382.

The differences between income tax benefit expected at the U.S. federal statutory income tax rates of 21.00% (for 2020 and 2019) and 35.00% (for 2018) and the reported income tax expense are summarized as follows:

	2020	2019	2018
Loss Before Income Tax Expense	$(6,542)	$(12,667)	$(6,557)
Income tax benefit at federal statutory rates	(1,372)	(2,660)	(1,377)
State and local income taxes	(79)	(471)	(238)
Investment remeasurement	—	—	(126)
Valuation allowances	1,649	2,924	1,731
Change in fair value of redeemable convertible preferred stock tranche obligation	(194)	293	57
Other	6	(75)	(44)
Total Income Tax Expense	$10	$11	$3
Effective Tax Rate	(0.15)%	(0.09)%	(0.05)%

Income tax returns are filed in the U.S., including multiple state jurisdictions, and are subject to examination by tax authorities in the jurisdictions where the Company operates. The Company has open tax years from 2018 to 2020. The Company has determined that it does not have any unrecognized tax benefits or obligations as of December 31, 2020 and 2019.